REVENUE	6 Months Ended
Jun. 30, 2022
REVENUE

10.	REVENUE

Under the terms of the Company’s concentrate sales contracts, lead–silver and zinc–silver concentrates are sold on a provisional pricing basis whereby sales are recognized at prevailing metal prices when the revenue recognition criteria have been met, namely when title and the risks and rewards of ownership have transferred to the customer. Final pricing of each delivery is not determined until one to four months post-delivery. The price recorded at the time of sale may differ from the actual final price received from the customer due to changes in market prices for metals. The price volatility is considered an embedded derivative in trade receivables. The embedded derivative is recorded at fair value by mark-to-market adjustments at each reporting period until settlement occurs, with the changes in fair value recorded in revenue.

The Company recognized the following amounts related to revenue:

	Three months ended		Six months ended
	June 30	June 30	June 30	June 30
	2022	2021	2022	2021
	$	$	$	$
Concentrate revenue from contracts with customers	9,229	9,440	16,986	19,284
Provisional pricing adjustments on concentrate sales	(1,448)	277	(708)	214
Total revenue	7,781	9,717	16,278	19,498

The following table sets out the disaggregation of revenue by metal:

	Three months ended		Six months ended
	June 30	June 30	June 30	June 30
	2022	2021	2022	2021
	$	$	$	$
Concentrate revenue:
Silver	5,054	6,083	9,568	12,682
Lead	930	1,429	2,054	2,737
Zinc	1,797	2,205	4,656	4,079
Total revenue	7,781	9,717	16,278	19,498

The Company has offtake agreements with Trafigura Mexico, S.A. de C.V. (“Trafigura”), a subsidiary within the Trafigura group of companies. Due to the availability of alternative processing and commercialization options for its concentrate, the Company believes it would suffer no material adverse effect if it lost the services of Trafigura.

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and six months ended June 30, 2022 and 2021

(in thousands of U.S. dollars, except share and per share data)